S-K 1603(a) SPAC Sponsor	Aug. 06, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Ravenna 7 LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Gbola Amusa [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Dr. Amusa has served as our Chief Executive Officer and as a member of our board of directors since March 2026. Dr. Amusa has more than 25 years of experience evaluating, investing in, financing, operating, and advising life sciences companies across public and private markets, including as an equity research analyst, investment banker, public company director and audit committee member, operating executive, and special purpose acquisition company executive and sponsor. Dr. Amusa has served as a Strategic Advisor to Helio Genomics, Inc., a privately held artificial intelligence driven healthcare company (“Helio”), since July 2026. Dr. Amusa previously served as Chief Financial Officer of Metsera, Inc. (Nasdaq: MTSR) (“Metsera”) from February 2024 to October 2024 and then as Executive Vice President of Strategic Finance and Investor Relations from October 2024 to February 2026, during which time Metsera completed its IPO and was then acquired by Pfizer Inc. Prior to Metsera, Dr. Amusa held a number of leadership positions at Chardan during his tenure from December 2014 to February 2024, including Partner, Head of Healthcare Equity Research, Director of Research, and Chief Scientific Officer. Dr. Amusa also served as the Executive Chairman of Chardan Healthcare Acquisition 2 Corp., a publicly traded SPAC (“Chardan Healthcare Acquisition 2”), beginning in June 2018 and as its Chief Science Officer from March 2020 until it completed its business combination with Renovacor, Inc. (“Renovacor”) in September 2021, and continued to serve on the board of directors of Renovacor until the company was acquired by Rocket Pharmaceuticals, Inc. (Nasdaq: RCKT) (“Rocket”) in December 2022. Dr. Amusa previously served as Executive Chairman of Chardan Healthcare Acquisition Corp., a publicly traded SPAC (“Chardan Healthcare Acquisition”), from March 2018 until its merger with BiomX Inc. (NYSE: PHGE) (“BiomX”) in October 2019
Jonas Grossman [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Mr. Grossman has served as a member of our board of directors since our formation in February 2023. Mr. Grossman has more than 25 years of experience advising, financing, and supporting growth companies across the healthcare, life sciences, and technology sectors including as an investment banker, capital markets executive, and special purpose acquisition company sponsor and executive. Mr. Grossman has served as Co-Founder and Managing Partner of Chardan since December 2003 and additionally has served as President since September 2015. Mr. Grossman is an experienced SPAC sponsor and entrepreneur, having served as a founder, executive officer, and director of multiple SPACs. Mr. Grossman previously served as the Co-Founder and Chief Executive Officer and a member of the board of directors of Chardan NexTech Acquisition 2 Corp. (“Chardan NexTech”), a publicly traded SPAC, from June 2020 until the completion of its business combination with Dragonfly Energy Holdings Corp. (Nasdaq: DFLI) (“Dragonfly”) in October 2022. Mr. Grossman served as the President and Chief Executive Officer and a member of the board of directors of Chardan Healthcare Acquisition 2 from June 2018 until it completed its business combination with Renovacor in September 2021, and continued to serve on the board of directors of Renovacor until the company was acquired by Rocket in December 2022. Mr. Grossman also served as President and Chief Executive Officer and member of the board of directors of Chardan Healthcare Acquisition from November 2017 until its business combination in October 2019 with BiomX, and continued to serve on the board of directors of BiomX until January 2023. Mr. Grossman was a founder and director of LifeSci Acquisition Corp., a publicly traded SPAC, from December 2018 until the close of its business combination with Vincera Pharma, Inc. in December 2020. Mr. Grossman has served on the board of directors of ZOOZ Strategy Ltd. (Nasdaq: ZOOZ) (“ZOOZ”) since September 2025 and previously served as a director of a number of privately held SPACs.
Guy Barudin [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Mr. Barudin has served as our Chief Financial Officer since July 2026. Mr. Barudin has more than 25 years of experience in corporate finance, capital markets, strategic transactions, public company leadership, and special purpose acquisition companies. Mr. Barudin currently serves as a Managing Director at Chardan, where he has provided clients with investment banking, capital markets, and strategic advisory activities since February 2019 in a variety of transactions including SPAC business combinations. Mr. Barudin served as Chief Operating Officer of Chardan Healthcare Acquisition 2 from March 2020 to September 2021, when it completed its business combination with Renovacor, and previously served as Chief Financial Officer and Chief Operating Officer of Terrapin 3 Acquisition Corp. (“Terrapin 3 Acquisition”), a publicly traded SPAC, from December 2013 through its business combination with Yatra Online, Inc. (Nasdaq: YTRA) (“Yatra”) in December 2016.